Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PIMCO FUNDS
Entity Central Index Key	0000810893
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000026507
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset All Authority Fund
Class Name	Class A
Trading Symbol	PAUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$150	2.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	2.88%	[1]
AssetsNet	$ 999,010,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,023,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$999,010
# of Portfolio Holdings	29
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$1,023
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.2%
Affiliated Investments	140.1%
Other Assets and Liabilities, Net	(40.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Low Duration Fund	21.3%
PIMCO All Authority: Multi-RAE PLUS Fund	19.6%
PIMCO Total Return Fund	18.0%
PIMCO RealEstateRealReturn Strategy Fund	11.3%
PIMCO Emerging Markets Local Currency and Bond Fund	8.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	7.3%
PIMCO High Yield Fund	6.8%
PIMCO TRENDS Managed Futures Strategy Fund	5.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5.7%
PIMCO RAE Fundamental Advantage PLUS Fund	4.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000026508
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset All Authority Fund
Class Name	Class C
Trading Symbol	PAUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	3.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	3.63%	[2]
AssetsNet	$ 999,010,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,023,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$999,010
# of Portfolio Holdings	29
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$1,023
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.2%
Affiliated Investments	140.1%
Other Assets and Liabilities, Net	(40.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Low Duration Fund	21.3%
PIMCO All Authority: Multi-RAE PLUS Fund	19.6%
PIMCO Total Return Fund	18.0%
PIMCO RealEstateRealReturn Strategy Fund	11.3%
PIMCO Emerging Markets Local Currency and Bond Fund	8.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	7.3%
PIMCO High Yield Fund	6.8%
PIMCO TRENDS Managed Futures Strategy Fund	5.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5.7%
PIMCO RAE Fundamental Advantage PLUS Fund	4.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000200436
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset All Authority Fund
Class Name	I-3
Trading Symbol	PAUNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$135	2.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.59%	[3]
AssetsNet	$ 999,010,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,023,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$999,010
# of Portfolio Holdings	29
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$1,023
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.2%
Affiliated Investments	140.1%
Other Assets and Liabilities, Net	(40.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Low Duration Fund	21.3%
PIMCO All Authority: Multi-RAE PLUS Fund	19.6%
PIMCO Total Return Fund	18.0%
PIMCO RealEstateRealReturn Strategy Fund	11.3%
PIMCO Emerging Markets Local Currency and Bond Fund	8.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	7.3%
PIMCO High Yield Fund	6.8%
PIMCO TRENDS Managed Futures Strategy Fund	5.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5.7%
PIMCO RAE Fundamental Advantage PLUS Fund	4.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000026506
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset All Authority Fund
Class Name	Institutional Class
Trading Symbol	PAUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$127	2.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.44%	[4]
AssetsNet	$ 999,010,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,023,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$999,010
# of Portfolio Holdings	29
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$1,023
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.2%
Affiliated Investments	140.1%
Other Assets and Liabilities, Net	(40.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Low Duration Fund	21.3%
PIMCO All Authority: Multi-RAE PLUS Fund	19.6%
PIMCO Total Return Fund	18.0%
PIMCO RealEstateRealReturn Strategy Fund	11.3%
PIMCO Emerging Markets Local Currency and Bond Fund	8.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	7.3%
PIMCO High Yield Fund	6.8%
PIMCO TRENDS Managed Futures Strategy Fund	5.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5.7%
PIMCO RAE Fundamental Advantage PLUS Fund	4.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000064130
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset All Authority Fund
Class Name	I-2
Trading Symbol	PAUPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$132	2.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.54%	[5]
AssetsNet	$ 999,010,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,023,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$999,010
# of Portfolio Holdings	29
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$1,023
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.2%
Affiliated Investments	140.1%
Other Assets and Liabilities, Net	(40.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Low Duration Fund	21.3%
PIMCO All Authority: Multi-RAE PLUS Fund	19.6%
PIMCO Total Return Fund	18.0%
PIMCO RealEstateRealReturn Strategy Fund	11.3%
PIMCO Emerging Markets Local Currency and Bond Fund	8.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	7.3%
PIMCO High Yield Fund	6.8%
PIMCO TRENDS Managed Futures Strategy Fund	5.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5.7%
PIMCO RAE Fundamental Advantage PLUS Fund	4.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000026555
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	Class A
Trading Symbol	PASAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[6]
AssetsNet	$ 10,089,825,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 4,432,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,089,825
# of Portfolio Holdings	28
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$4,432
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.6%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.3%
PIMCO All Asset: Multi-Real Fund	16.8%
PIMCO Total Return Fund	8.4%
PIMCO Low Duration Fund	7.6%
PIMCO Emerging Markets Local Currency and Bond Fund	6.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.4%
PIMCO TRENDS Managed Futures Strategy Fund	4.1%
PIMCO High Yield Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000026554
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	Administrative Class
Trading Symbol	PAALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$20	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[7]
AssetsNet	$ 10,089,825,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 4,432,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,089,825
# of Portfolio Holdings	28
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$4,432
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.6%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.3%
PIMCO All Asset: Multi-Real Fund	16.8%
PIMCO Total Return Fund	8.4%
PIMCO Low Duration Fund	7.6%
PIMCO Emerging Markets Local Currency and Bond Fund	6.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.4%
PIMCO TRENDS Managed Futures Strategy Fund	4.1%
PIMCO High Yield Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000026557
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	Class C
Trading Symbol	PASCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.33%	[8]
AssetsNet	$ 10,089,825,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 4,432,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,089,825
# of Portfolio Holdings	28
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$4,432
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.6%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.3%
PIMCO All Asset: Multi-Real Fund	16.8%
PIMCO Total Return Fund	8.4%
PIMCO Low Duration Fund	7.6%
PIMCO Emerging Markets Local Currency and Bond Fund	6.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.4%
PIMCO TRENDS Managed Futures Strategy Fund	4.1%
PIMCO High Yield Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000200442
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	I-3
Trading Symbol	PAANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$15	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[9]
AssetsNet	$ 10,089,825,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 4,432,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,089,825
# of Portfolio Holdings	28
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$4,432
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.6%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.3%
PIMCO All Asset: Multi-Real Fund	16.8%
PIMCO Total Return Fund	8.4%
PIMCO Low Duration Fund	7.6%
PIMCO Emerging Markets Local Currency and Bond Fund	6.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.4%
PIMCO TRENDS Managed Futures Strategy Fund	4.1%
PIMCO High Yield Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000026553
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	Institutional Class
Trading Symbol	PAAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[10]
AssetsNet	$ 10,089,825,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 4,432,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,089,825
# of Portfolio Holdings	28
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$4,432
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.6%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.3%
PIMCO All Asset: Multi-Real Fund	16.8%
PIMCO Total Return Fund	8.4%
PIMCO Low Duration Fund	7.6%
PIMCO Emerging Markets Local Currency and Bond Fund	6.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.4%
PIMCO TRENDS Managed Futures Strategy Fund	4.1%
PIMCO High Yield Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000064139
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	I-2
Trading Symbol	PALPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[11]
AssetsNet	$ 10,089,825,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 4,432,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,089,825
# of Portfolio Holdings	28
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$4,432
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.6%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.3%
PIMCO All Asset: Multi-Real Fund	16.8%
PIMCO Total Return Fund	8.4%
PIMCO Low Duration Fund	7.6%
PIMCO Emerging Markets Local Currency and Bond Fund	6.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.4%
PIMCO TRENDS Managed Futures Strategy Fund	4.1%
PIMCO High Yield Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000031163
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Fund
Class Name	Class R
Trading Symbol	PATRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$43	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[12]
AssetsNet	$ 10,089,825,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 4,432,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,089,825
# of Portfolio Holdings	28
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$4,432
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.6%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.3%
PIMCO All Asset: Multi-Real Fund	16.8%
PIMCO Total Return Fund	8.4%
PIMCO Low Duration Fund	7.6%
PIMCO Emerging Markets Local Currency and Bond Fund	6.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.4%
PIMCO TRENDS Managed Futures Strategy Fund	4.1%
PIMCO High Yield Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000215594
Shareholder Report [Line Items]
Fund Name	PIMCO Climate Bond Fund
Class Name	Class A
Trading Symbol	PCEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[13]
AssetsNet	$ 37,510,000
Holdings Count | Holding	328
Advisory Fees Paid, Amount	$ 44,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$37,510
# of Portfolio Holdings	328
Portfolio Turnover Rate	7%
Total Net Advisory Fees Paid During the Reporting Period	$44
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	65.9%
Sovereign Issues	10.3%
U.S. Government Agencies	4.5%
Asset-Backed Securities	1.9%
Non-Agency Mortgage-Backed Securities	1.4%
U.S. Treasury Obligations	0.8%
Municipal Bonds & Notes	0.6%
Short-Term Instruments	12.5%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	2.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000215598
Shareholder Report [Line Items]
Fund Name	PIMCO Climate Bond Fund
Class Name	Class C
Trading Symbol	PCECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.67%	[14]
AssetsNet	$ 37,510,000
Holdings Count | Holding	328
Advisory Fees Paid, Amount	$ 44,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$37,510
# of Portfolio Holdings	328
Portfolio Turnover Rate	7%
Total Net Advisory Fees Paid During the Reporting Period	$44
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	65.9%
Sovereign Issues	10.3%
U.S. Government Agencies	4.5%
Asset-Backed Securities	1.9%
Non-Agency Mortgage-Backed Securities	1.4%
U.S. Treasury Obligations	0.8%
Municipal Bonds & Notes	0.6%
Short-Term Instruments	12.5%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	2.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000215597
Shareholder Report [Line Items]
Fund Name	PIMCO Climate Bond Fund
Class Name	I-2
Trading Symbol	PCEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$32	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[15]
AssetsNet	$ 37,510,000
Holdings Count | Holding	328
Advisory Fees Paid, Amount	$ 44,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$37,510
# of Portfolio Holdings	328
Portfolio Turnover Rate	7%
Total Net Advisory Fees Paid During the Reporting Period	$44
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	65.9%
Sovereign Issues	10.3%
U.S. Government Agencies	4.5%
Asset-Backed Securities	1.9%
Non-Agency Mortgage-Backed Securities	1.4%
U.S. Treasury Obligations	0.8%
Municipal Bonds & Notes	0.6%
Short-Term Instruments	12.5%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	2.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000215595
Shareholder Report [Line Items]
Fund Name	PIMCO Climate Bond Fund
Class Name	I-3
Trading Symbol	PCEWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$34	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[16]
AssetsNet	$ 37,510,000
Holdings Count | Holding	328
Advisory Fees Paid, Amount	$ 44,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$37,510
# of Portfolio Holdings	328
Portfolio Turnover Rate	7%
Total Net Advisory Fees Paid During the Reporting Period	$44
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	65.9%
Sovereign Issues	10.3%
U.S. Government Agencies	4.5%
Asset-Backed Securities	1.9%
Non-Agency Mortgage-Backed Securities	1.4%
U.S. Treasury Obligations	0.8%
Municipal Bonds & Notes	0.6%
Short-Term Instruments	12.5%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	2.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000215596
Shareholder Report [Line Items]
Fund Name	PIMCO Climate Bond Fund
Class Name	Institutional Class
Trading Symbol	PCEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$27	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[17]
AssetsNet	$ 37,510,000
Holdings Count | Holding	328
Advisory Fees Paid, Amount	$ 44,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$37,510
# of Portfolio Holdings	328
Portfolio Turnover Rate	7%
Total Net Advisory Fees Paid During the Reporting Period	$44
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	65.9%
Sovereign Issues	10.3%
U.S. Government Agencies	4.5%
Asset-Backed Securities	1.9%
Non-Agency Mortgage-Backed Securities	1.4%
U.S. Treasury Obligations	0.8%
Municipal Bonds & Notes	0.6%
Short-Term Instruments	12.5%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	2.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000103224
Shareholder Report [Line Items]
Fund Name	PIMCO Credit Opportunities Bond Fund
Class Name	Class A
Trading Symbol	PZCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[18]
AssetsNet	$ 497,463,000
Holdings Count | Holding	599
Advisory Fees Paid, Amount	$ 677,000
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$497,463
# of Portfolio Holdings	599
Portfolio Turnover Rate	91%
Total Net Advisory Fees Paid During the Reporting Period	$677
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	61.3%
U.S. Government Agencies	6.3%
U.S. Treasury Obligations	3.3%
Asset-Backed Securities	2.6%
Sovereign Issues	2.5%
Non-Agency Mortgage-Backed Securities	2.1%
Loan Participations and Assignments	1.5%
Convertible Bonds & Notes	0.5%
Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	18.9%
Affiliated Investments	6.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(5.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000103225
Shareholder Report [Line Items]
Fund Name	PIMCO Credit Opportunities Bond Fund
Class Name	Class C
Trading Symbol	PCCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.85%	[19]
AssetsNet	$ 497,463,000
Holdings Count | Holding	599
Advisory Fees Paid, Amount	$ 677,000
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$497,463
# of Portfolio Holdings	599
Portfolio Turnover Rate	91%
Total Net Advisory Fees Paid During the Reporting Period	$677
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	61.3%
U.S. Government Agencies	6.3%
U.S. Treasury Obligations	3.3%
Asset-Backed Securities	2.6%
Sovereign Issues	2.5%
Non-Agency Mortgage-Backed Securities	2.1%
Loan Participations and Assignments	1.5%
Convertible Bonds & Notes	0.5%
Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	18.9%
Affiliated Investments	6.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(5.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000103220
Shareholder Report [Line Items]
Fund Name	PIMCO Credit Opportunities Bond Fund
Class Name	Institutional Class
Trading Symbol	PCARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[20]
AssetsNet	$ 497,463,000
Holdings Count | Holding	599
Advisory Fees Paid, Amount	$ 677,000
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$497,463
# of Portfolio Holdings	599
Portfolio Turnover Rate	91%
Total Net Advisory Fees Paid During the Reporting Period	$677
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	61.3%
U.S. Government Agencies	6.3%
U.S. Treasury Obligations	3.3%
Asset-Backed Securities	2.6%
Sovereign Issues	2.5%
Non-Agency Mortgage-Backed Securities	2.1%
Loan Participations and Assignments	1.5%
Convertible Bonds & Notes	0.5%
Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	18.9%
Affiliated Investments	6.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(5.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000103221
Shareholder Report [Line Items]
Fund Name	PIMCO Credit Opportunities Bond Fund
Class Name	I-2
Trading Symbol	PPCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[21]
AssetsNet	$ 497,463,000
Holdings Count | Holding	599
Advisory Fees Paid, Amount	$ 677,000
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$497,463
# of Portfolio Holdings	599
Portfolio Turnover Rate	91%
Total Net Advisory Fees Paid During the Reporting Period	$677
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	61.3%
U.S. Government Agencies	6.3%
U.S. Treasury Obligations	3.3%
Asset-Backed Securities	2.6%
Sovereign Issues	2.5%
Non-Agency Mortgage-Backed Securities	2.1%
Loan Participations and Assignments	1.5%
Convertible Bonds & Notes	0.5%
Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	18.9%
Affiliated Investments	6.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(5.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026674
Shareholder Report [Line Items]
Fund Name	PIMCO Diversified Income Fund
Class Name	Class A
Trading Symbol	PDVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%	[22]
AssetsNet	$ 3,046,937,000
Holdings Count | Holding	1,626
Advisory Fees Paid, Amount	$ 6,595,000
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,046,937
# of Portfolio Holdings	1,626
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid During the Reporting Period	$6,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	45.2%
Sovereign Issues	17.7%
U.S. Government Agencies	16.3%
Asset-Backed Securities	12.7%
Loan Participations and Assignments	5.7%
Non-Agency Mortgage-Backed Securities	5.1%
U.S. Treasury Obligations	4.6%
Preferred Securities	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	6.7%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026673
Shareholder Report [Line Items]
Fund Name	PIMCO Diversified Income Fund
Class Name	Administrative Class
Trading Symbol	PDAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$54	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[23]
AssetsNet	$ 3,046,937,000
Holdings Count | Holding	1,626
Advisory Fees Paid, Amount	$ 6,595,000
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,046,937
# of Portfolio Holdings	1,626
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid During the Reporting Period	$6,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	45.2%
Sovereign Issues	17.7%
U.S. Government Agencies	16.3%
Asset-Backed Securities	12.7%
Loan Participations and Assignments	5.7%
Non-Agency Mortgage-Backed Securities	5.1%
U.S. Treasury Obligations	4.6%
Preferred Securities	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	6.7%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026676
Shareholder Report [Line Items]
Fund Name	PIMCO Diversified Income Fund
Class Name	Class C
Trading Symbol	PDICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.95%	[24]
AssetsNet	$ 3,046,937,000
Holdings Count | Holding	1,626
Advisory Fees Paid, Amount	$ 6,595,000
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,046,937
# of Portfolio Holdings	1,626
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid During the Reporting Period	$6,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	45.2%
Sovereign Issues	17.7%
U.S. Government Agencies	16.3%
Asset-Backed Securities	12.7%
Loan Participations and Assignments	5.7%
Non-Agency Mortgage-Backed Securities	5.1%
U.S. Treasury Obligations	4.6%
Preferred Securities	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	6.7%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200455
Shareholder Report [Line Items]
Fund Name	PIMCO Diversified Income Fund
Class Name	I-3
Trading Symbol	PDNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$49	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[25]
AssetsNet	$ 3,046,937,000
Holdings Count | Holding	1,626
Advisory Fees Paid, Amount	$ 6,595,000
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,046,937
# of Portfolio Holdings	1,626
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid During the Reporting Period	$6,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	45.2%
Sovereign Issues	17.7%
U.S. Government Agencies	16.3%
Asset-Backed Securities	12.7%
Loan Participations and Assignments	5.7%
Non-Agency Mortgage-Backed Securities	5.1%
U.S. Treasury Obligations	4.6%
Preferred Securities	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	6.7%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026672
Shareholder Report [Line Items]
Fund Name	PIMCO Diversified Income Fund
Class Name	Institutional Class
Trading Symbol	PDIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[26]
AssetsNet	$ 3,046,937,000
Holdings Count | Holding	1,626
Advisory Fees Paid, Amount	$ 6,595,000
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,046,937
# of Portfolio Holdings	1,626
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid During the Reporting Period	$6,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	45.2%
Sovereign Issues	17.7%
U.S. Government Agencies	16.3%
Asset-Backed Securities	12.7%
Loan Participations and Assignments	5.7%
Non-Agency Mortgage-Backed Securities	5.1%
U.S. Treasury Obligations	4.6%
Preferred Securities	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	6.7%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064160
Shareholder Report [Line Items]
Fund Name	PIMCO Diversified Income Fund
Class Name	I-2
Trading Symbol	PDVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$46	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[27]
AssetsNet	$ 3,046,937,000
Holdings Count | Holding	1,626
Advisory Fees Paid, Amount	$ 6,595,000
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,046,937
# of Portfolio Holdings	1,626
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid During the Reporting Period	$6,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	45.2%
Sovereign Issues	17.7%
U.S. Government Agencies	16.3%
Asset-Backed Securities	12.7%
Loan Participations and Assignments	5.7%
Non-Agency Mortgage-Backed Securities	5.1%
U.S. Treasury Obligations	4.6%
Preferred Securities	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	6.7%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000065243
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Fund
Class Name	Class A
Trading Symbol	PUBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%	[28]
AssetsNet	$ 2,555,653,000
Holdings Count | Holding	1,939
Advisory Fees Paid, Amount	$ 6,872,000
InvestmentCompanyPortfolioTurnover	387.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,555,653
# of Portfolio Holdings	1,939
Portfolio Turnover Rate	387%
Total Net Advisory Fees Paid During the Reporting Period	$6,872
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	66.0%
Corporate Bonds & Notes	21.0%
Sovereign Issues	19.0%
Asset-Backed Securities	13.4%
U.S. Treasury Obligations	11.5%
Non-Agency Mortgage-Backed Securities	6.3%
Loan Participations and Assignments	1.6%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	16.6%
Affiliated Investments	20.0%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(76.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000069483
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Fund
Class Name	Class C
Trading Symbol	PUBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.93%	[29]
AssetsNet	$ 2,555,653,000
Holdings Count | Holding	1,939
Advisory Fees Paid, Amount	$ 6,872,000
InvestmentCompanyPortfolioTurnover	387.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,555,653
# of Portfolio Holdings	1,939
Portfolio Turnover Rate	387%
Total Net Advisory Fees Paid During the Reporting Period	$6,872
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	66.0%
Corporate Bonds & Notes	21.0%
Sovereign Issues	19.0%
Asset-Backed Securities	13.4%
U.S. Treasury Obligations	11.5%
Non-Agency Mortgage-Backed Securities	6.3%
Loan Participations and Assignments	1.6%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	16.6%
Affiliated Investments	20.0%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(76.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200461
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Fund
Class Name	I-3
Trading Symbol	PFNUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$48	0.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%	[30]
AssetsNet	$ 2,555,653,000
Holdings Count | Holding	1,939
Advisory Fees Paid, Amount	$ 6,872,000
InvestmentCompanyPortfolioTurnover	387.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,555,653
# of Portfolio Holdings	1,939
Portfolio Turnover Rate	387%
Total Net Advisory Fees Paid During the Reporting Period	$6,872
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	66.0%
Corporate Bonds & Notes	21.0%
Sovereign Issues	19.0%
Asset-Backed Securities	13.4%
U.S. Treasury Obligations	11.5%
Non-Agency Mortgage-Backed Securities	6.3%
Loan Participations and Assignments	1.6%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	16.6%
Affiliated Investments	20.0%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(76.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000065246
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Fund
Class Name	Institutional Class
Trading Symbol	PFIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[31]
AssetsNet	$ 2,555,653,000
Holdings Count | Holding	1,939
Advisory Fees Paid, Amount	$ 6,872,000
InvestmentCompanyPortfolioTurnover	387.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,555,653
# of Portfolio Holdings	1,939
Portfolio Turnover Rate	387%
Total Net Advisory Fees Paid During the Reporting Period	$6,872
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	66.0%
Corporate Bonds & Notes	21.0%
Sovereign Issues	19.0%
Asset-Backed Securities	13.4%
U.S. Treasury Obligations	11.5%
Non-Agency Mortgage-Backed Securities	6.3%
Loan Participations and Assignments	1.6%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	16.6%
Affiliated Investments	20.0%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(76.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000065245
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Fund
Class Name	I-2
Trading Symbol	PUCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$45	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[32]
AssetsNet	$ 2,555,653,000
Holdings Count | Holding	1,939
Advisory Fees Paid, Amount	$ 6,872,000
InvestmentCompanyPortfolioTurnover	387.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,555,653
# of Portfolio Holdings	1,939
Portfolio Turnover Rate	387%
Total Net Advisory Fees Paid During the Reporting Period	$6,872
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	66.0%
Corporate Bonds & Notes	21.0%
Sovereign Issues	19.0%
Asset-Backed Securities	13.4%
U.S. Treasury Obligations	11.5%
Non-Agency Mortgage-Backed Securities	6.3%
Loan Participations and Assignments	1.6%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	16.6%
Affiliated Investments	20.0%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(76.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000069484
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Fund
Class Name	Class R
Trading Symbol	PUBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$73	1.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.43%	[33]
AssetsNet	$ 2,555,653,000
Holdings Count | Holding	1,939
Advisory Fees Paid, Amount	$ 6,872,000
InvestmentCompanyPortfolioTurnover	387.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,555,653
# of Portfolio Holdings	1,939
Portfolio Turnover Rate	387%
Total Net Advisory Fees Paid During the Reporting Period	$6,872
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	66.0%
Corporate Bonds & Notes	21.0%
Sovereign Issues	19.0%
Asset-Backed Securities	13.4%
U.S. Treasury Obligations	11.5%
Non-Agency Mortgage-Backed Securities	6.3%
Loan Participations and Assignments	1.6%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	16.6%
Affiliated Investments	20.0%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(76.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000035569
Shareholder Report [Line Items]
Fund Name	PIMCO Extended Duration Fund
Class Name	Institutional Class
Trading Symbol	PEDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Extended Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$304	6.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 304
Expense Ratio, Percent	6.09%	[34]
AssetsNet	$ 472,719,000
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 513,000
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$472,719
# of Portfolio Holdings	508
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid During the Reporting Period	$513
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	188.1%
U.S. Government Agencies	18.3%
Asset-Backed Securities	5.4%
Sovereign Issues	4.5%
Non-Agency Mortgage-Backed Securities	2.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	1.0%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(119.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064165
Shareholder Report [Line Items]
Fund Name	PIMCO Extended Duration Fund
Class Name	I-2
Trading Symbol	PEDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Extended Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$309	6.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 309
Expense Ratio, Percent	6.19%	[35]
AssetsNet	$ 472,719,000
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 513,000
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$472,719
# of Portfolio Holdings	508
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid During the Reporting Period	$513
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	188.1%
U.S. Government Agencies	18.3%
Asset-Backed Securities	5.4%
Sovereign Issues	4.5%
Non-Agency Mortgage-Backed Securities	2.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	1.0%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(119.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000067743
Shareholder Report [Line Items]
Fund Name	PIMCO Global Core Asset Allocation Fund
Class Name	Class A
Trading Symbol	PGMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.28%	[36]
AssetsNet	$ 311,016,000
Holdings Count | Holding	727
Advisory Fees Paid, Amount	$ 1,043,000
InvestmentCompanyPortfolioTurnover	211.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$311,016
# of Portfolio Holdings	727
Portfolio Turnover Rate	211%
Total Net Advisory Fees Paid During the Reporting Period	$1,043
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	15.8%
Asset-Backed Securities	7.8%
Sovereign Issues	6.3%
U.S. Treasury Obligations	4.0%
Non-Agency Mortgage-Backed Securities	2.1%
Common Stocks	1.8%
Corporate Bonds & Notes	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.6%
Affiliated Investments	73.6%
Financial Derivative Instruments	1.7%
Other Assets and Liabilities, Net	(13.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000067744
Shareholder Report [Line Items]
Fund Name	PIMCO Global Core Asset Allocation Fund
Class Name	Class C
Trading Symbol	PGMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	2.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.03%	[37]
AssetsNet	$ 311,016,000
Holdings Count | Holding	727
Advisory Fees Paid, Amount	$ 1,043,000
InvestmentCompanyPortfolioTurnover	211.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$311,016
# of Portfolio Holdings	727
Portfolio Turnover Rate	211%
Total Net Advisory Fees Paid During the Reporting Period	$1,043
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	15.8%
Asset-Backed Securities	7.8%
Sovereign Issues	6.3%
U.S. Treasury Obligations	4.0%
Non-Agency Mortgage-Backed Securities	2.1%
Common Stocks	1.8%
Corporate Bonds & Notes	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.6%
Affiliated Investments	73.6%
Financial Derivative Instruments	1.7%
Other Assets and Liabilities, Net	(13.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000067747
Shareholder Report [Line Items]
Fund Name	PIMCO Global Core Asset Allocation Fund
Class Name	Institutional Class
Trading Symbol	PGAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%	[38]
AssetsNet	$ 311,016,000
Holdings Count | Holding	727
Advisory Fees Paid, Amount	$ 1,043,000
InvestmentCompanyPortfolioTurnover	211.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$311,016
# of Portfolio Holdings	727
Portfolio Turnover Rate	211%
Total Net Advisory Fees Paid During the Reporting Period	$1,043
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	15.8%
Asset-Backed Securities	7.8%
Sovereign Issues	6.3%
U.S. Treasury Obligations	4.0%
Non-Agency Mortgage-Backed Securities	2.1%
Common Stocks	1.8%
Corporate Bonds & Notes	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.6%
Affiliated Investments	73.6%
Financial Derivative Instruments	1.7%
Other Assets and Liabilities, Net	(13.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000067746
Shareholder Report [Line Items]
Fund Name	PIMCO Global Core Asset Allocation Fund
Class Name	I-2
Trading Symbol	PGAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$50	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%	[39]
AssetsNet	$ 311,016,000
Holdings Count | Holding	727
Advisory Fees Paid, Amount	$ 1,043,000
InvestmentCompanyPortfolioTurnover	211.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$311,016
# of Portfolio Holdings	727
Portfolio Turnover Rate	211%
Total Net Advisory Fees Paid During the Reporting Period	$1,043
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	15.8%
Asset-Backed Securities	7.8%
Sovereign Issues	6.3%
U.S. Treasury Obligations	4.0%
Non-Agency Mortgage-Backed Securities	2.1%
Common Stocks	1.8%
Corporate Bonds & Notes	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.6%
Affiliated Investments	73.6%
Financial Derivative Instruments	1.7%
Other Assets and Liabilities, Net	(13.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026542
Shareholder Report [Line Items]
Fund Name	PIMCO GNMA and Government Securities Fund
Class Name	Class A
Trading Symbol	PAGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	2.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	2.70%	[40]
AssetsNet	$ 1,338,943,000
Holdings Count | Holding	2,003
Advisory Fees Paid, Amount	$ 1,634,000
InvestmentCompanyPortfolioTurnover	676.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,338,943
# of Portfolio Holdings	2,003
Portfolio Turnover Rate	676%
Total Net Advisory Fees Paid During the Reporting Period	$1,634
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	234.6%
Asset-Backed Securities	3.0%
Non-Agency Mortgage-Backed Securities	2.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.0%
Affiliated Investments	1.0%
Financial Derivative Instruments	2.0%
Other Assets and Liabilities, Net	(143.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026544
Shareholder Report [Line Items]
Fund Name	PIMCO GNMA and Government Securities Fund
Class Name	Class C
Trading Symbol	PCGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	3.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	3.45%	[41]
AssetsNet	$ 1,338,943,000
Holdings Count | Holding	2,003
Advisory Fees Paid, Amount	$ 1,634,000
InvestmentCompanyPortfolioTurnover	676.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,338,943
# of Portfolio Holdings	2,003
Portfolio Turnover Rate	676%
Total Net Advisory Fees Paid During the Reporting Period	$1,634
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	234.6%
Asset-Backed Securities	3.0%
Non-Agency Mortgage-Backed Securities	2.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.0%
Affiliated Investments	1.0%
Financial Derivative Instruments	2.0%
Other Assets and Liabilities, Net	(143.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000203300
Shareholder Report [Line Items]
Fund Name	PIMCO GNMA and Government Securities Fund
Class Name	I-3
Trading Symbol	PANNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$125	2.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	2.45%	[42]
AssetsNet	$ 1,338,943,000
Holdings Count | Holding	2,003
Advisory Fees Paid, Amount	$ 1,634,000
InvestmentCompanyPortfolioTurnover	676.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,338,943
# of Portfolio Holdings	2,003
Portfolio Turnover Rate	676%
Total Net Advisory Fees Paid During the Reporting Period	$1,634
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	234.6%
Asset-Backed Securities	3.0%
Non-Agency Mortgage-Backed Securities	2.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.0%
Affiliated Investments	1.0%
Financial Derivative Instruments	2.0%
Other Assets and Liabilities, Net	(143.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026541
Shareholder Report [Line Items]
Fund Name	PIMCO GNMA and Government Securities Fund
Class Name	Institutional Class
Trading Symbol	PDMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$117	2.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.30%	[43]
AssetsNet	$ 1,338,943,000
Holdings Count | Holding	2,003
Advisory Fees Paid, Amount	$ 1,634,000
InvestmentCompanyPortfolioTurnover	676.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,338,943
# of Portfolio Holdings	2,003
Portfolio Turnover Rate	676%
Total Net Advisory Fees Paid During the Reporting Period	$1,634
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	234.6%
Asset-Backed Securities	3.0%
Non-Agency Mortgage-Backed Securities	2.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.0%
Affiliated Investments	1.0%
Financial Derivative Instruments	2.0%
Other Assets and Liabilities, Net	(143.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064137
Shareholder Report [Line Items]
Fund Name	PIMCO GNMA and Government Securities Fund
Class Name	I-2
Trading Symbol	PPGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$122	2.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.40%	[44]
AssetsNet	$ 1,338,943,000
Holdings Count | Holding	2,003
Advisory Fees Paid, Amount	$ 1,634,000
InvestmentCompanyPortfolioTurnover	676.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,338,943
# of Portfolio Holdings	2,003
Portfolio Turnover Rate	676%
Total Net Advisory Fees Paid During the Reporting Period	$1,634
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	234.6%
Asset-Backed Securities	3.0%
Non-Agency Mortgage-Backed Securities	2.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.0%
Affiliated Investments	1.0%
Financial Derivative Instruments	2.0%
Other Assets and Liabilities, Net	(143.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026548
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	Class A
Trading Symbol	PHDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[45]
AssetsNet	$ 7,925,886,000
Holdings Count | Holding	774
Advisory Fees Paid, Amount	$ 9,210,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,925,886
# of Portfolio Holdings	774
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$9,210
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
Loan Participations and Assignments	3.9%
U.S. Treasury Obligations	2.7%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	5.8%
Affiliated Investments	7.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(4.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026547
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	Administrative Class
Trading Symbol	PHYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$42	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[46]
AssetsNet	$ 7,925,886,000
Holdings Count | Holding	774
Advisory Fees Paid, Amount	$ 9,210,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,925,886
# of Portfolio Holdings	774
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$9,210
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
Loan Participations and Assignments	3.9%
U.S. Treasury Obligations	2.7%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	5.8%
Affiliated Investments	7.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(4.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026550
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	Class C
Trading Symbol	PHDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.67%	[47]
AssetsNet	$ 7,925,886,000
Holdings Count | Holding	774
Advisory Fees Paid, Amount	$ 9,210,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,925,886
# of Portfolio Holdings	774
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$9,210
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
Loan Participations and Assignments	3.9%
U.S. Treasury Obligations	2.7%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	5.8%
Affiliated Investments	7.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(4.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200441
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	I-3
Trading Symbol	PHNNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$37	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[48]
AssetsNet	$ 7,925,886,000
Holdings Count | Holding	774
Advisory Fees Paid, Amount	$ 9,210,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,925,886
# of Portfolio Holdings	774
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$9,210
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
Loan Participations and Assignments	3.9%
U.S. Treasury Obligations	2.7%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	5.8%
Affiliated Investments	7.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(4.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026546
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	Institutional Class
Trading Symbol	PHIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$29	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[49]
AssetsNet	$ 7,925,886,000
Holdings Count | Holding	774
Advisory Fees Paid, Amount	$ 9,210,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,925,886
# of Portfolio Holdings	774
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$9,210
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
Loan Participations and Assignments	3.9%
U.S. Treasury Obligations	2.7%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	5.8%
Affiliated Investments	7.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(4.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064138
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	I-2
Trading Symbol	PHLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$35	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[50]
AssetsNet	$ 7,925,886,000
Holdings Count | Holding	774
Advisory Fees Paid, Amount	$ 9,210,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,925,886
# of Portfolio Holdings	774
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$9,210
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
Loan Participations and Assignments	3.9%
U.S. Treasury Obligations	2.7%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	5.8%
Affiliated Investments	7.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(4.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026552
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	Class R
Trading Symbol	PHYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$60	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%	[51]
AssetsNet	$ 7,925,886,000
Holdings Count | Holding	774
Advisory Fees Paid, Amount	$ 9,210,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,925,886
# of Portfolio Holdings	774
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$9,210
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
Loan Participations and Assignments	3.9%
U.S. Treasury Obligations	2.7%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	5.8%
Affiliated Investments	7.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(4.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000091652
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Spectrum Fund
Class Name	Class A
Trading Symbol	PHSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.02%	[52]
AssetsNet	$ 505,855,000
Holdings Count | Holding	759
Advisory Fees Paid, Amount	$ 702,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$505,855
# of Portfolio Holdings	759
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid During the Reporting Period	$702
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	80.2%
Loan Participations and Assignments	7.2%
Sovereign Issues	5.5%
U.S. Treasury Obligations	3.8%
Common Stocks	0.3%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	2.4%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000091653
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Spectrum Fund
Class Name	Class C
Trading Symbol	PHSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.77%	[53]
AssetsNet	$ 505,855,000
Holdings Count | Holding	759
Advisory Fees Paid, Amount	$ 702,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$505,855
# of Portfolio Holdings	759
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid During the Reporting Period	$702
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	80.2%
Loan Participations and Assignments	7.2%
Sovereign Issues	5.5%
U.S. Treasury Obligations	3.8%
Common Stocks	0.3%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	2.4%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200463
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Spectrum Fund
Class Name	I-3
Trading Symbol	PHFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$42	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[54]
AssetsNet	$ 505,855,000
Holdings Count | Holding	759
Advisory Fees Paid, Amount	$ 702,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$505,855
# of Portfolio Holdings	759
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid During the Reporting Period	$702
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	80.2%
Loan Participations and Assignments	7.2%
Sovereign Issues	5.5%
U.S. Treasury Obligations	3.8%
Common Stocks	0.3%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	2.4%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000091648
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Spectrum Fund
Class Name	Institutional Class
Trading Symbol	PHSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$35	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[55]
AssetsNet	$ 505,855,000
Holdings Count | Holding	759
Advisory Fees Paid, Amount	$ 702,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$505,855
# of Portfolio Holdings	759
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid During the Reporting Period	$702
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	80.2%
Loan Participations and Assignments	7.2%
Sovereign Issues	5.5%
U.S. Treasury Obligations	3.8%
Common Stocks	0.3%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	2.4%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000091649
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Spectrum Fund
Class Name	I-2
Trading Symbol	PHSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$40	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[56]
AssetsNet	$ 505,855,000
Holdings Count | Holding	759
Advisory Fees Paid, Amount	$ 702,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$505,855
# of Portfolio Holdings	759
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid During the Reporting Period	$702
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	80.2%
Loan Participations and Assignments	7.2%
Sovereign Issues	5.5%
U.S. Treasury Obligations	3.8%
Common Stocks	0.3%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	2.4%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026566
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Fund
Class Name	Class A
Trading Symbol	PBDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[57]
AssetsNet	$ 12,942,906,000
Holdings Count | Holding	2,075
Advisory Fees Paid, Amount	$ 15,467,000
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,942,906
# of Portfolio Holdings	2,075
Portfolio Turnover Rate	100%
Total Net Advisory Fees Paid During the Reporting Period	$15,467
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	69.6%
U.S. Treasury Obligations	11.6%
U.S. Government Agencies	9.8%
Sovereign Issues	5.1%
Asset-Backed Securities	4.0%
Preferred Securities	3.9%
Non-Agency Mortgage-Backed Securities	1.9%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.3%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	2.6%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(9.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026565
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Fund
Class Name	Administrative Class
Trading Symbol	PGCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$43	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[58]
AssetsNet	$ 12,942,906,000
Holdings Count | Holding	2,075
Advisory Fees Paid, Amount	$ 15,467,000
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,942,906
# of Portfolio Holdings	2,075
Portfolio Turnover Rate	100%
Total Net Advisory Fees Paid During the Reporting Period	$15,467
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	69.6%
U.S. Treasury Obligations	11.6%
U.S. Government Agencies	9.8%
Sovereign Issues	5.1%
Asset-Backed Securities	4.0%
Preferred Securities	3.9%
Non-Agency Mortgage-Backed Securities	1.9%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.3%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	2.6%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(9.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026567
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Fund
Class Name	Class C
Trading Symbol	PBDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.74%	[59]
AssetsNet	$ 12,942,906,000
Holdings Count | Holding	2,075
Advisory Fees Paid, Amount	$ 15,467,000
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,942,906
# of Portfolio Holdings	2,075
Portfolio Turnover Rate	100%
Total Net Advisory Fees Paid During the Reporting Period	$15,467
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	69.6%
U.S. Treasury Obligations	11.6%
U.S. Government Agencies	9.8%
Sovereign Issues	5.1%
Asset-Backed Securities	4.0%
Preferred Securities	3.9%
Non-Agency Mortgage-Backed Securities	1.9%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.3%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	2.6%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(9.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200444
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Fund
Class Name	I-3
Trading Symbol	PCNNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$38	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[60]
AssetsNet	$ 12,942,906,000
Holdings Count | Holding	2,075
Advisory Fees Paid, Amount	$ 15,467,000
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,942,906
# of Portfolio Holdings	2,075
Portfolio Turnover Rate	100%
Total Net Advisory Fees Paid During the Reporting Period	$15,467
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	69.6%
U.S. Treasury Obligations	11.6%
U.S. Government Agencies	9.8%
Sovereign Issues	5.1%
Asset-Backed Securities	4.0%
Preferred Securities	3.9%
Non-Agency Mortgage-Backed Securities	1.9%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.3%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	2.6%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(9.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026564
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Fund
Class Name	Institutional Class
Trading Symbol	PIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$30	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[61]
AssetsNet	$ 12,942,906,000
Holdings Count | Holding	2,075
Advisory Fees Paid, Amount	$ 15,467,000
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,942,906
# of Portfolio Holdings	2,075
Portfolio Turnover Rate	100%
Total Net Advisory Fees Paid During the Reporting Period	$15,467
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	69.6%
U.S. Treasury Obligations	11.6%
U.S. Government Agencies	9.8%
Sovereign Issues	5.1%
Asset-Backed Securities	4.0%
Preferred Securities	3.9%
Non-Agency Mortgage-Backed Securities	1.9%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.3%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	2.6%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(9.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064141
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Fund
Class Name	I-2
Trading Symbol	PBDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$35	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[62]
AssetsNet	$ 12,942,906,000
Holdings Count | Holding	2,075
Advisory Fees Paid, Amount	$ 15,467,000
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,942,906
# of Portfolio Holdings	2,075
Portfolio Turnover Rate	100%
Total Net Advisory Fees Paid During the Reporting Period	$15,467
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	69.6%
U.S. Treasury Obligations	11.6%
U.S. Government Agencies	9.8%
Sovereign Issues	5.1%
Asset-Backed Securities	4.0%
Preferred Securities	3.9%
Non-Agency Mortgage-Backed Securities	1.9%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.3%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	2.6%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(9.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000080408
Shareholder Report [Line Items]
Fund Name	PIMCO Long Duration Total Return Fund
Class Name	Class A
Trading Symbol	PLRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	2.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	2.62%	[63]
AssetsNet	$ 2,326,213,000
Holdings Count | Holding	1,428
Advisory Fees Paid, Amount	$ 2,746,000
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,326,213
# of Portfolio Holdings	1,428
Portfolio Turnover Rate	96%
Total Net Advisory Fees Paid During the Reporting Period	$2,746
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	69.9%
Corporate Bonds & Notes	47.2%
U.S. Government Agencies	17.3%
Sovereign Issues	8.1%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	3.3%
Municipal Bonds & Notes	1.7%
Loan Participations and Assignments	0.8%
Preferred Securities	0.3%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(56.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000195167
Shareholder Report [Line Items]
Fund Name	PIMCO Long Duration Total Return Fund
Class Name	Class C
Trading Symbol	PLRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$171	3.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	3.37%	[64]
AssetsNet	$ 2,326,213,000
Holdings Count | Holding	1,428
Advisory Fees Paid, Amount	$ 2,746,000
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,326,213
# of Portfolio Holdings	1,428
Portfolio Turnover Rate	96%
Total Net Advisory Fees Paid During the Reporting Period	$2,746
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	69.9%
Corporate Bonds & Notes	47.2%
U.S. Government Agencies	17.3%
Sovereign Issues	8.1%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	3.3%
Municipal Bonds & Notes	1.7%
Loan Participations and Assignments	0.8%
Preferred Securities	0.3%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(56.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000035567
Shareholder Report [Line Items]
Fund Name	PIMCO Long Duration Total Return Fund
Class Name	Institutional Class
Trading Symbol	PLRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$113	2.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.22%	[65]
AssetsNet	$ 2,326,213,000
Holdings Count | Holding	1,428
Advisory Fees Paid, Amount	$ 2,746,000
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,326,213
# of Portfolio Holdings	1,428
Portfolio Turnover Rate	96%
Total Net Advisory Fees Paid During the Reporting Period	$2,746
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	69.9%
Corporate Bonds & Notes	47.2%
U.S. Government Agencies	17.3%
Sovereign Issues	8.1%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	3.3%
Municipal Bonds & Notes	1.7%
Loan Participations and Assignments	0.8%
Preferred Securities	0.3%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(56.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064164
Shareholder Report [Line Items]
Fund Name	PIMCO Long Duration Total Return Fund
Class Name	I-2
Trading Symbol	PLRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$118	2.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.32%	[66]
AssetsNet	$ 2,326,213,000
Holdings Count | Holding	1,428
Advisory Fees Paid, Amount	$ 2,746,000
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,326,213
# of Portfolio Holdings	1,428
Portfolio Turnover Rate	96%
Total Net Advisory Fees Paid During the Reporting Period	$2,746
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	69.9%
Corporate Bonds & Notes	47.2%
U.S. Government Agencies	17.3%
Sovereign Issues	8.1%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	3.3%
Municipal Bonds & Notes	1.7%
Loan Participations and Assignments	0.8%
Preferred Securities	0.3%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(56.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000075114
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term Credit Bond Fund
Class Name	Institutional Class
Trading Symbol	PTCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term Credit Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[67]
AssetsNet	$ 3,385,373,000
Holdings Count | Holding	1,222
Advisory Fees Paid, Amount	$ 4,810,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,385,373
# of Portfolio Holdings	1,222
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$4,810
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	67.0%
U.S. Treasury Obligations	19.0%
U.S. Government Agencies	8.1%
Sovereign Issues	4.4%
Preferred Securities	3.4%
Municipal Bonds & Notes	1.6%
Loan Participations and Assignments	0.8%
Asset-Backed Securities	0.6%
Non-Agency Mortgage-Backed Securities	0.4%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	2.5%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(7.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000075116
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term Credit Bond Fund
Class Name	I-2
Trading Symbol	PLCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term Credit Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$43	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[68]
AssetsNet	$ 3,385,373,000
Holdings Count | Holding	1,222
Advisory Fees Paid, Amount	$ 4,810,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,385,373
# of Portfolio Holdings	1,222
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$4,810
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	67.0%
U.S. Treasury Obligations	19.0%
U.S. Government Agencies	8.1%
Sovereign Issues	4.4%
Preferred Securities	3.4%
Municipal Bonds & Notes	1.6%
Loan Participations and Assignments	0.8%
Asset-Backed Securities	0.6%
Non-Agency Mortgage-Backed Securities	0.4%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	2.5%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(7.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026572
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Fund
Class Name	Class A
Trading Symbol	PFGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$220	4.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	4.37%	[69]
AssetsNet	$ 791,169,000
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 869,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$791,169
# of Portfolio Holdings	302
Portfolio Turnover Rate	60%
Total Net Advisory Fees Paid During the Reporting Period	$869
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	162.6%
U.S. Government Agencies	22.6%
Non-Agency Mortgage-Backed Securities	2.8%
Asset-Backed Securities	1.3%
Corporate Bonds & Notes	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(89.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026574
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Fund
Class Name	Class C
Trading Symbol	PFGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$257	5.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 257
Expense Ratio, Percent	5.12%	[70]
AssetsNet	$ 791,169,000
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 869,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$791,169
# of Portfolio Holdings	302
Portfolio Turnover Rate	60%
Total Net Advisory Fees Paid During the Reporting Period	$869
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	162.6%
U.S. Government Agencies	22.6%
Non-Agency Mortgage-Backed Securities	2.8%
Asset-Backed Securities	1.3%
Corporate Bonds & Notes	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(89.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026570
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Fund
Class Name	Institutional Class
Trading Symbol	PGOVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$203	4.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	4.02%	[71]
AssetsNet	$ 791,169,000
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 869,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$791,169
# of Portfolio Holdings	302
Portfolio Turnover Rate	60%
Total Net Advisory Fees Paid During the Reporting Period	$869
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	162.6%
U.S. Government Agencies	22.6%
Non-Agency Mortgage-Backed Securities	2.8%
Asset-Backed Securities	1.3%
Corporate Bonds & Notes	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(89.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064142
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Fund
Class Name	I-2
Trading Symbol	PLTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$208	4.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	4.12%	[72]
AssetsNet	$ 791,169,000
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 869,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$791,169
# of Portfolio Holdings	302
Portfolio Turnover Rate	60%
Total Net Advisory Fees Paid During the Reporting Period	$869
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	162.6%
U.S. Government Agencies	22.6%
Non-Agency Mortgage-Backed Securities	2.8%
Asset-Backed Securities	1.3%
Corporate Bonds & Notes	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(89.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000098429
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Credit Fund
Class Name	Class A
Trading Symbol	PSRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[73]
AssetsNet	$ 148,997,000
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 301,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$148,997
# of Portfolio Holdings	440
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid During the Reporting Period	$301
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Loan Participations and Assignments	51.7%
Corporate Bonds & Notes	32.7%
U.S. Treasury Obligations	3.6%
Common Stocks	0.4%
Short-Term Instruments	4.2%
Affiliated Investments	8.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000098430
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Credit Fund
Class Name	Class C
Trading Symbol	PSRWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.88%	[74]
AssetsNet	$ 148,997,000
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 301,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$148,997
# of Portfolio Holdings	440
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid During the Reporting Period	$301
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Loan Participations and Assignments	51.7%
Corporate Bonds & Notes	32.7%
U.S. Treasury Obligations	3.6%
Common Stocks	0.4%
Short-Term Instruments	4.2%
Affiliated Investments	8.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000098425
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Credit Fund
Class Name	Institutional Class
Trading Symbol	PSRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[75]
AssetsNet	$ 148,997,000
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 301,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$148,997
# of Portfolio Holdings	440
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid During the Reporting Period	$301
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Loan Participations and Assignments	51.7%
Corporate Bonds & Notes	32.7%
U.S. Treasury Obligations	3.6%
Common Stocks	0.4%
Short-Term Instruments	4.2%
Affiliated Investments	8.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000098426
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Credit Fund
Class Name	I-2
Trading Symbol	PSRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$48	0.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%	[76]
AssetsNet	$ 148,997,000
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 301,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$148,997
# of Portfolio Holdings	440
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid During the Reporting Period	$301
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Loan Participations and Assignments	51.7%
Corporate Bonds & Notes	32.7%
U.S. Treasury Obligations	3.6%
Common Stocks	0.4%
Short-Term Instruments	4.2%
Affiliated Investments	8.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026513
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Income Fund
Class Name	Class A
Trading Symbol	PFIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[77]
AssetsNet	$ 15,271,467,000
Holdings Count | Holding	2,627
Advisory Fees Paid, Amount	$ 20,055,000
InvestmentCompanyPortfolioTurnover	337.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,271,467
# of Portfolio Holdings	2,627
Portfolio Turnover Rate	337%
Total Net Advisory Fees Paid During the Reporting Period	$20,055
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	61.0%
Asset-Backed Securities	19.6%
Corporate Bonds & Notes	13.7%
Non-Agency Mortgage-Backed Securities	13.4%
U.S. Treasury Obligations	7.2%
Sovereign Issues	6.6%
Loan Participations and Assignments	2.7%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	26.3%
Affiliated Investments	14.0%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(64.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026514
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Income Fund
Class Name	Class C
Trading Symbol	PFNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$62	1.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%	[78]
AssetsNet	$ 15,271,467,000
Holdings Count | Holding	2,627
Advisory Fees Paid, Amount	$ 20,055,000
InvestmentCompanyPortfolioTurnover	337.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,271,467
# of Portfolio Holdings	2,627
Portfolio Turnover Rate	337%
Total Net Advisory Fees Paid During the Reporting Period	$20,055
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	61.0%
Asset-Backed Securities	19.6%
Corporate Bonds & Notes	13.7%
Non-Agency Mortgage-Backed Securities	13.4%
U.S. Treasury Obligations	7.2%
Sovereign Issues	6.6%
Loan Participations and Assignments	2.7%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	26.3%
Affiliated Investments	14.0%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(64.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000222832
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Income Fund
Class Name	Class C-2
Trading Symbol	PLDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-2	$72	1.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.41%	[79]
AssetsNet	$ 15,271,467,000
Holdings Count | Holding	2,627
Advisory Fees Paid, Amount	$ 20,055,000
InvestmentCompanyPortfolioTurnover	337.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,271,467
# of Portfolio Holdings	2,627
Portfolio Turnover Rate	337%
Total Net Advisory Fees Paid During the Reporting Period	$20,055
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	61.0%
Asset-Backed Securities	19.6%
Corporate Bonds & Notes	13.7%
Non-Agency Mortgage-Backed Securities	13.4%
U.S. Treasury Obligations	7.2%
Sovereign Issues	6.6%
Loan Participations and Assignments	2.7%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	26.3%
Affiliated Investments	14.0%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(64.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200437
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Income Fund
Class Name	I-3
Trading Symbol	PFNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$34	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[80]
AssetsNet	$ 15,271,467,000
Holdings Count | Holding	2,627
Advisory Fees Paid, Amount	$ 20,055,000
InvestmentCompanyPortfolioTurnover	337.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,271,467
# of Portfolio Holdings	2,627
Portfolio Turnover Rate	337%
Total Net Advisory Fees Paid During the Reporting Period	$20,055
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	61.0%
Asset-Backed Securities	19.6%
Corporate Bonds & Notes	13.7%
Non-Agency Mortgage-Backed Securities	13.4%
U.S. Treasury Obligations	7.2%
Sovereign Issues	6.6%
Loan Participations and Assignments	2.7%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	26.3%
Affiliated Investments	14.0%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(64.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026511
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Income Fund
Class Name	Institutional Class
Trading Symbol	PFIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[81]
AssetsNet	$ 15,271,467,000
Holdings Count | Holding	2,627
Advisory Fees Paid, Amount	$ 20,055,000
InvestmentCompanyPortfolioTurnover	337.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,271,467
# of Portfolio Holdings	2,627
Portfolio Turnover Rate	337%
Total Net Advisory Fees Paid During the Reporting Period	$20,055
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	61.0%
Asset-Backed Securities	19.6%
Corporate Bonds & Notes	13.7%
Non-Agency Mortgage-Backed Securities	13.4%
U.S. Treasury Obligations	7.2%
Sovereign Issues	6.6%
Loan Participations and Assignments	2.7%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	26.3%
Affiliated Investments	14.0%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(64.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064131
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Income Fund
Class Name	I-2
Trading Symbol	PFTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$31	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[82]
AssetsNet	$ 15,271,467,000
Holdings Count | Holding	2,627
Advisory Fees Paid, Amount	$ 20,055,000
InvestmentCompanyPortfolioTurnover	337.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,271,467
# of Portfolio Holdings	2,627
Portfolio Turnover Rate	337%
Total Net Advisory Fees Paid During the Reporting Period	$20,055
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	61.0%
Asset-Backed Securities	19.6%
Corporate Bonds & Notes	13.7%
Non-Agency Mortgage-Backed Securities	13.4%
U.S. Treasury Obligations	7.2%
Sovereign Issues	6.6%
Loan Participations and Assignments	2.7%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	26.3%
Affiliated Investments	14.0%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(64.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000073751
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Opportunities Fund
Class Name	Class A
Trading Symbol	ATMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[83]
AssetsNet	$ 94,624,000
Holdings Count | Holding	603
Advisory Fees Paid, Amount	$ 114,000
InvestmentCompanyPortfolioTurnover	372.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$94,624
# of Portfolio Holdings	603
Portfolio Turnover Rate	372%
Total Net Advisory Fees Paid During the Reporting Period	$114
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	61.1%
Corporate Bonds & Notes	22.6%
Sovereign Issues	15.4%
U.S. Treasury Obligations	11.6%
Asset-Backed Securities	11.3%
Non-Agency Mortgage-Backed Securities	1.4%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	21.4%
Affiliated Investments	16.5%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(61.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000073752
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Opportunities Fund
Class Name	Class C
Trading Symbol	ATMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.72%	[84]
AssetsNet	$ 94,624,000
Holdings Count | Holding	603
Advisory Fees Paid, Amount	$ 114,000
InvestmentCompanyPortfolioTurnover	372.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$94,624
# of Portfolio Holdings	603
Portfolio Turnover Rate	372%
Total Net Advisory Fees Paid During the Reporting Period	$114
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	61.1%
Corporate Bonds & Notes	22.6%
Sovereign Issues	15.4%
U.S. Treasury Obligations	11.6%
Asset-Backed Securities	11.3%
Non-Agency Mortgage-Backed Securities	1.4%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	21.4%
Affiliated Investments	16.5%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(61.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000073749
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Opportunities Fund
Class Name	Institutional Class
Trading Symbol	PUTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$29	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[85]
AssetsNet	$ 94,624,000
Holdings Count | Holding	603
Advisory Fees Paid, Amount	$ 114,000
InvestmentCompanyPortfolioTurnover	372.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$94,624
# of Portfolio Holdings	603
Portfolio Turnover Rate	372%
Total Net Advisory Fees Paid During the Reporting Period	$114
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	61.1%
Corporate Bonds & Notes	22.6%
Sovereign Issues	15.4%
U.S. Treasury Obligations	11.6%
Asset-Backed Securities	11.3%
Non-Agency Mortgage-Backed Securities	1.4%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	21.4%
Affiliated Investments	16.5%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(61.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000073754
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Opportunities Fund
Class Name	I-2
Trading Symbol	PUTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$34	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[86]
AssetsNet	$ 94,624,000
Holdings Count | Holding	603
Advisory Fees Paid, Amount	$ 114,000
InvestmentCompanyPortfolioTurnover	372.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$94,624
# of Portfolio Holdings	603
Portfolio Turnover Rate	372%
Total Net Advisory Fees Paid During the Reporting Period	$114
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	61.1%
Corporate Bonds & Notes	22.6%
Sovereign Issues	15.4%
U.S. Treasury Obligations	11.6%
Asset-Backed Securities	11.3%
Non-Agency Mortgage-Backed Securities	1.4%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	21.4%
Affiliated Investments	16.5%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(61.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026586
Shareholder Report [Line Items]
Fund Name	PIMCO Moderate Duration Fund
Class Name	Institutional Class
Trading Symbol	PMDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Moderate Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[87]
AssetsNet	$ 1,708,029,000
Holdings Count | Holding	1,197
Advisory Fees Paid, Amount	$ 1,993,000
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,708,029
# of Portfolio Holdings	1,197
Portfolio Turnover Rate	120%
Total Net Advisory Fees Paid During the Reporting Period	$1,993
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	59.4%
U.S. Government Agencies	21.7%
Corporate Bonds & Notes	15.4%
Sovereign Issues	10.2%
Asset-Backed Securities	8.1%
Non-Agency Mortgage-Backed Securities	4.5%
Loan Participations and Assignments	0.4%
Short-Term Instruments	0.1%
Affiliated Investments	4.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(23.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000085176
Shareholder Report [Line Items]
Fund Name	PIMCO Moderate Duration Fund
Class Name	I-2
Trading Symbol	PMOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Moderate Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$45	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[88]
AssetsNet	$ 1,708,029,000
Holdings Count | Holding	1,197
Advisory Fees Paid, Amount	$ 1,993,000
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,708,029
# of Portfolio Holdings	1,197
Portfolio Turnover Rate	120%
Total Net Advisory Fees Paid During the Reporting Period	$1,993
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	59.4%
U.S. Government Agencies	21.7%
Corporate Bonds & Notes	15.4%
Sovereign Issues	10.2%
Asset-Backed Securities	8.1%
Non-Agency Mortgage-Backed Securities	4.5%
Loan Participations and Assignments	0.4%
Short-Term Instruments	0.1%
Affiliated Investments	4.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(23.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000118565
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage Opportunities and Bond Fund
Class Name	Class A
Trading Symbol	PMZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	2.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	2.52%	[89]
AssetsNet	$ 12,530,293,000
Holdings Count | Holding	3,714
Advisory Fees Paid, Amount	$ 21,078,000
InvestmentCompanyPortfolioTurnover	534.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,530,293
# of Portfolio Holdings	3,714
Portfolio Turnover Rate	534%
Total Net Advisory Fees Paid During the Reporting Period	$21,078
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	144.9%
Asset-Backed Securities	30.9%
Non-Agency Mortgage-Backed Securities	30.4%
Corporate Bonds & Notes	1.2%
U.S. Treasury Obligations	0.2%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	0.9%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(111.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000118566
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage Opportunities and Bond Fund
Class Name	Class C
Trading Symbol	PMZCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$166	3.27%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	3.27%	[90]
AssetsNet	$ 12,530,293,000
Holdings Count | Holding	3,714
Advisory Fees Paid, Amount	$ 21,078,000
InvestmentCompanyPortfolioTurnover	534.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,530,293
# of Portfolio Holdings	3,714
Portfolio Turnover Rate	534%
Total Net Advisory Fees Paid During the Reporting Period	$21,078
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	144.9%
Asset-Backed Securities	30.9%
Non-Agency Mortgage-Backed Securities	30.4%
Corporate Bonds & Notes	1.2%
U.S. Treasury Obligations	0.2%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	0.9%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(111.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200465
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage Opportunities and Bond Fund
Class Name	I-3
Trading Symbol	PMZNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$116	2.27%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.27%	[91]
AssetsNet	$ 12,530,293,000
Holdings Count | Holding	3,714
Advisory Fees Paid, Amount	$ 21,078,000
InvestmentCompanyPortfolioTurnover	534.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,530,293
# of Portfolio Holdings	3,714
Portfolio Turnover Rate	534%
Total Net Advisory Fees Paid During the Reporting Period	$21,078
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	144.9%
Asset-Backed Securities	30.9%
Non-Agency Mortgage-Backed Securities	30.4%
Corporate Bonds & Notes	1.2%
U.S. Treasury Obligations	0.2%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	0.9%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(111.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000118561
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage Opportunities and Bond Fund
Class Name	Institutional Class
Trading Symbol	PMZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$108	2.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.12%	[92]
AssetsNet	$ 12,530,293,000
Holdings Count | Holding	3,714
Advisory Fees Paid, Amount	$ 21,078,000
InvestmentCompanyPortfolioTurnover	534.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,530,293
# of Portfolio Holdings	3,714
Portfolio Turnover Rate	534%
Total Net Advisory Fees Paid During the Reporting Period	$21,078
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	144.9%
Asset-Backed Securities	30.9%
Non-Agency Mortgage-Backed Securities	30.4%
Corporate Bonds & Notes	1.2%
U.S. Treasury Obligations	0.2%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	0.9%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(111.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000118562
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage Opportunities and Bond Fund
Class Name	I-2
Trading Symbol	PMZPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$113	2.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.22%	[93]
AssetsNet	$ 12,530,293,000
Holdings Count | Holding	3,714
Advisory Fees Paid, Amount	$ 21,078,000
InvestmentCompanyPortfolioTurnover	534.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,530,293
# of Portfolio Holdings	3,714
Portfolio Turnover Rate	534%
Total Net Advisory Fees Paid During the Reporting Period	$21,078
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	144.9%
Asset-Backed Securities	30.9%
Non-Agency Mortgage-Backed Securities	30.4%
Corporate Bonds & Notes	1.2%
U.S. Treasury Obligations	0.2%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	0.9%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(111.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000221063
Shareholder Report [Line Items]
Fund Name	PIMCO ESG Income Fund
Class Name	Class A
Trading Symbol	PEGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%	[94]
AssetsNet	$ 355,040,000
Holdings Count | Holding	719
Advisory Fees Paid, Amount	$ 400,000
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$355,040
# of Portfolio Holdings	719
Portfolio Turnover Rate	149%
Total Net Advisory Fees Paid During the Reporting Period	$400
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	48.6%
Corporate Bonds & Notes	27.8%
U.S. Treasury Obligations	13.6%
Non-Agency Mortgage-Backed Securities	11.3%
Asset-Backed Securities	10.6%
Sovereign Issues	4.1%
Preferred Securities	0.3%
Other Investments	0.1%
Short-Term Instruments	4.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(21.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000221062
Shareholder Report [Line Items]
Fund Name	PIMCO ESG Income Fund
Class Name	Class C
Trading Symbol	PEGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.94%	[95]
AssetsNet	$ 355,040,000
Holdings Count | Holding	719
Advisory Fees Paid, Amount	$ 400,000
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$355,040
# of Portfolio Holdings	719
Portfolio Turnover Rate	149%
Total Net Advisory Fees Paid During the Reporting Period	$400
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	48.6%
Corporate Bonds & Notes	27.8%
U.S. Treasury Obligations	13.6%
Non-Agency Mortgage-Backed Securities	11.3%
Asset-Backed Securities	10.6%
Sovereign Issues	4.1%
Preferred Securities	0.3%
Other Investments	0.1%
Short-Term Instruments	4.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(21.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000221065
Shareholder Report [Line Items]
Fund Name	PIMCO ESG Income Fund
Class Name	I-2
Trading Symbol	PEGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$45	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[96]
AssetsNet	$ 355,040,000
Holdings Count | Holding	719
Advisory Fees Paid, Amount	$ 400,000
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$355,040
# of Portfolio Holdings	719
Portfolio Turnover Rate	149%
Total Net Advisory Fees Paid During the Reporting Period	$400
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	48.6%
Corporate Bonds & Notes	27.8%
U.S. Treasury Obligations	13.6%
Non-Agency Mortgage-Backed Securities	11.3%
Asset-Backed Securities	10.6%
Sovereign Issues	4.1%
Preferred Securities	0.3%
Other Investments	0.1%
Short-Term Instruments	4.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(21.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000221066
Shareholder Report [Line Items]
Fund Name	PIMCO ESG Income Fund
Class Name	I-3
Trading Symbol	PEGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$48	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[97]
AssetsNet	$ 355,040,000
Holdings Count | Holding	719
Advisory Fees Paid, Amount	$ 400,000
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$355,040
# of Portfolio Holdings	719
Portfolio Turnover Rate	149%
Total Net Advisory Fees Paid During the Reporting Period	$400
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	48.6%
Corporate Bonds & Notes	27.8%
U.S. Treasury Obligations	13.6%
Non-Agency Mortgage-Backed Securities	11.3%
Asset-Backed Securities	10.6%
Sovereign Issues	4.1%
Preferred Securities	0.3%
Other Investments	0.1%
Short-Term Instruments	4.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(21.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000221064
Shareholder Report [Line Items]
Fund Name	PIMCO ESG Income Fund
Class Name	Institutional Class
Trading Symbol	PEGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[98]
AssetsNet	$ 355,040,000
Holdings Count | Holding	719
Advisory Fees Paid, Amount	$ 400,000
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$355,040
# of Portfolio Holdings	719
Portfolio Turnover Rate	149%
Total Net Advisory Fees Paid During the Reporting Period	$400
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	48.6%
Corporate Bonds & Notes	27.8%
U.S. Treasury Obligations	13.6%
Non-Agency Mortgage-Backed Securities	11.3%
Asset-Backed Securities	10.6%
Sovereign Issues	4.1%
Preferred Securities	0.3%
Other Investments	0.1%
Short-Term Instruments	4.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(21.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000241367
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund V
Class Name	Institutional Class
Trading Symbol	PPEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Fund V (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[99]
AssetsNet	$ 321,980,000
Holdings Count | Holding	591
Advisory Fees Paid, Amount	$ 350,000
InvestmentCompanyPortfolioTurnover	143.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$321,980
# of Portfolio Holdings	591
Portfolio Turnover Rate	143%
Total Net Advisory Fees Paid During the Reporting Period	$350
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.1%
Corporate Bonds & Notes	28.4%
U.S. Treasury Obligations	23.6%
Asset-Backed Securities	5.6%
Sovereign Issues	4.1%
Non-Agency Mortgage-Backed Securities	0.6%
Short-Term Instruments	11.4%
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	(17.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000152877
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Fund
Class Name	Class A
Trading Symbol	PFANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.31%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.31%	[100]
AssetsNet	$ 810,891,000
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 1,748,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$810,891
# of Portfolio Holdings	284
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$1,748
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	60.7%
Preferred Securities	35.5%
Sovereign Issues	0.3%
Short-Term Instruments	0.4%
Affiliated Investments	6.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(2.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000152878
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Fund
Class Name	Class C
Trading Symbol	PFCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	2.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.06%	[101]
AssetsNet	$ 810,891,000
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 1,748,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$810,891
# of Portfolio Holdings	284
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$1,748
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	60.7%
Preferred Securities	35.5%
Sovereign Issues	0.3%
Short-Term Instruments	0.4%
Affiliated Investments	6.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(2.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200467
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Fund
Class Name	I-3
Trading Symbol	PFNNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$57	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[102]
AssetsNet	$ 810,891,000
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 1,748,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$810,891
# of Portfolio Holdings	284
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$1,748
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	60.7%
Preferred Securities	35.5%
Sovereign Issues	0.3%
Short-Term Instruments	0.4%
Affiliated Investments	6.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(2.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000152873
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Fund
Class Name	Institutional Class
Trading Symbol	PFINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[103]
AssetsNet	$ 810,891,000
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 1,748,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$810,891
# of Portfolio Holdings	284
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$1,748
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	60.7%
Preferred Securities	35.5%
Sovereign Issues	0.3%
Short-Term Instruments	0.4%
Affiliated Investments	6.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(2.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000152874
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Fund
Class Name	I-2
Trading Symbol	PFPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$55	1.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%	[104]
AssetsNet	$ 810,891,000
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 1,748,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$810,891
# of Portfolio Holdings	284
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$1,748
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	60.7%
Preferred Securities	35.5%
Sovereign Issues	0.3%
Short-Term Instruments	0.4%
Affiliated Investments	6.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(2.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026659
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return ESG Fund
Class Name	Administrative Class
Trading Symbol	PRFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$81	1.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.58%	[105]
AssetsNet	$ 1,659,550,000
Holdings Count | Holding	1,004
Advisory Fees Paid, Amount	$ 2,015,000
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,659,550
# of Portfolio Holdings	1,004
Portfolio Turnover Rate	113%
Total Net Advisory Fees Paid During the Reporting Period	$2,015
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	42.4%
Corporate Bonds & Notes	29.3%
U.S. Treasury Obligations	24.2%
Asset-Backed Securities	10.8%
Sovereign Issues	10.4%
Non-Agency Mortgage-Backed Securities	7.9%
Municipal Bonds & Notes	0.5%
Loan Participations and Assignments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(25.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000217562
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return ESG Fund
Class Name	Class A
Trading Symbol	PTGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	1.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.73%	[106]
AssetsNet	$ 1,659,550,000
Holdings Count | Holding	1,004
Advisory Fees Paid, Amount	$ 2,015,000
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,659,550
# of Portfolio Holdings	1,004
Portfolio Turnover Rate	113%
Total Net Advisory Fees Paid During the Reporting Period	$2,015
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	42.4%
Corporate Bonds & Notes	29.3%
U.S. Treasury Obligations	24.2%
Asset-Backed Securities	10.8%
Sovereign Issues	10.4%
Non-Agency Mortgage-Backed Securities	7.9%
Municipal Bonds & Notes	0.5%
Loan Participations and Assignments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(25.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000217563
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return ESG Fund
Class Name	Class C
Trading Symbol	PTGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$126	2.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	2.48%	[107]
AssetsNet	$ 1,659,550,000
Holdings Count | Holding	1,004
Advisory Fees Paid, Amount	$ 2,015,000
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,659,550
# of Portfolio Holdings	1,004
Portfolio Turnover Rate	113%
Total Net Advisory Fees Paid During the Reporting Period	$2,015
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	42.4%
Corporate Bonds & Notes	29.3%
U.S. Treasury Obligations	24.2%
Asset-Backed Securities	10.8%
Sovereign Issues	10.4%
Non-Agency Mortgage-Backed Securities	7.9%
Municipal Bonds & Notes	0.5%
Loan Participations and Assignments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(25.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000203306
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return ESG Fund
Class Name	I-3
Trading Symbol	PTRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$75	1.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.48%	[108]
AssetsNet	$ 1,659,550,000
Holdings Count | Holding	1,004
Advisory Fees Paid, Amount	$ 2,015,000
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,659,550
# of Portfolio Holdings	1,004
Portfolio Turnover Rate	113%
Total Net Advisory Fees Paid During the Reporting Period	$2,015
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	42.4%
Corporate Bonds & Notes	29.3%
U.S. Treasury Obligations	24.2%
Asset-Backed Securities	10.8%
Sovereign Issues	10.4%
Non-Agency Mortgage-Backed Securities	7.9%
Municipal Bonds & Notes	0.5%
Loan Participations and Assignments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(25.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026658
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return ESG Fund
Class Name	Institutional Class
Trading Symbol	PTSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$68	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.33%	[109]
AssetsNet	$ 1,659,550,000
Holdings Count | Holding	1,004
Advisory Fees Paid, Amount	$ 2,015,000
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,659,550
# of Portfolio Holdings	1,004
Portfolio Turnover Rate	113%
Total Net Advisory Fees Paid During the Reporting Period	$2,015
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	42.4%
Corporate Bonds & Notes	29.3%
U.S. Treasury Obligations	24.2%
Asset-Backed Securities	10.8%
Sovereign Issues	10.4%
Non-Agency Mortgage-Backed Securities	7.9%
Municipal Bonds & Notes	0.5%
Loan Participations and Assignments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(25.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000066771
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return ESG Fund
Class Name	I-2
Trading Symbol	PRAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$73	1.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.43%	[110]
AssetsNet	$ 1,659,550,000
Holdings Count | Holding	1,004
Advisory Fees Paid, Amount	$ 2,015,000
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,659,550
# of Portfolio Holdings	1,004
Portfolio Turnover Rate	113%
Total Net Advisory Fees Paid During the Reporting Period	$2,015
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	42.4%
Corporate Bonds & Notes	29.3%
U.S. Treasury Obligations	24.2%
Asset-Backed Securities	10.8%
Sovereign Issues	10.4%
Non-Agency Mortgage-Backed Securities	7.9%
Municipal Bonds & Notes	0.5%
Loan Participations and Assignments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(25.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026656
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund II
Class Name	Institutional Class
Trading Symbol	PMBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Fund II (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	1.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%	[111]
AssetsNet	$ 601,621,000
Holdings Count | Holding	672
Advisory Fees Paid, Amount	$ 696,000
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$601,621
# of Portfolio Holdings	672
Portfolio Turnover Rate	126%
Total Net Advisory Fees Paid During the Reporting Period	$696
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	55.0%
U.S. Government Agencies	40.0%
Corporate Bonds & Notes	24.0%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	3.8%
Preferred Securities	0.4%
Municipal Bonds & Notes	0.4%
Short-Term Instruments	0.1%
Affiliated Investments	3.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(38.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000082492
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund II
Class Name	I-2
Trading Symbol	PMTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Fund II (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$70	1.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.38%	[112]
AssetsNet	$ 601,621,000
Holdings Count | Holding	672
Advisory Fees Paid, Amount	$ 696,000
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$601,621
# of Portfolio Holdings	672
Portfolio Turnover Rate	126%
Total Net Advisory Fees Paid During the Reporting Period	$696
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	55.0%
U.S. Government Agencies	40.0%
Corporate Bonds & Notes	24.0%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	3.8%
Preferred Securities	0.4%
Municipal Bonds & Notes	0.4%
Short-Term Instruments	0.1%
Affiliated Investments	3.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(38.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000099804
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund IV
Class Name	Class A
Trading Symbol	PTUZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Fund IV (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[113]
AssetsNet	$ 332,708,000
Holdings Count | Holding	759
Advisory Fees Paid, Amount	$ 398,000
InvestmentCompanyPortfolioTurnover	193.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$332,708
# of Portfolio Holdings	759
Portfolio Turnover Rate	193%
Total Net Advisory Fees Paid During the Reporting Period	$398
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	47.2%
Corporate Bonds & Notes	45.3%
U.S. Treasury Obligations	15.3%
Non-Agency Mortgage-Backed Securities	5.7%
Sovereign Issues	5.2%
Asset-Backed Securities	2.4%
Municipal Bonds & Notes	0.7%
Common Stocks	0.3%
Short-Term Instruments	2.1%
Affiliated Investments	5.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(29.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000099802
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund IV
Class Name	Institutional Class
Trading Symbol	PTUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Fund IV (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$27	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[114]
AssetsNet	$ 332,708,000
Holdings Count | Holding	759
Advisory Fees Paid, Amount	$ 398,000
InvestmentCompanyPortfolioTurnover	193.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$332,708
# of Portfolio Holdings	759
Portfolio Turnover Rate	193%
Total Net Advisory Fees Paid During the Reporting Period	$398
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	47.2%
Corporate Bonds & Notes	45.3%
U.S. Treasury Obligations	15.3%
Non-Agency Mortgage-Backed Securities	5.7%
Sovereign Issues	5.2%
Asset-Backed Securities	2.4%
Municipal Bonds & Notes	0.7%
Common Stocks	0.3%
Short-Term Instruments	2.1%
Affiliated Investments	5.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(29.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

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